United States
                      Securities & Exchange Commission
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment    [ ];

Amendment Number:

This Amendment (Check only one):   [ ] is a restatement

                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:               FIG Advisors LLC
Address:            1251 Avenue of the Americas, 16th Floor
                    New York, NY 10020

13F File Number:    28-10162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:           Randal A. Nardone
Title:          Chief Operating Officer
Phone:          (212) 798-6110


Signature, Place and Date of Signing


/s/ Randal A. Nardone
---------------------------
    Randal A. Nardone

New York, New  York
August 19, 2002


Report Type (Check only one):

[ X ]     13F Holdings Report

[   ]     13F Notice

[   ]     13F Combination Report


List of other manager reporting for this manager:

NONE


I am signing this report as required by the Securities Exchange Act of 1934.


                         TITLE               VALUE     SHARES                                   VOTING AUTHORITY
                          OF                   X        PRN      SH/  PUT  INVSTMT OTHR
NAME OF ISSUER           CLASS     CUSIP     1000       SMT      PRN  CLL  DSCRTN   MGR     SOLE      SHARED     NONE

Capstead Mortgage Corp.  COM    14067E506    82,111   3,649,359  SH          Sole   N/A     3,649,359


                           FORM 13 F SUMMARY PAGE

Report Summary

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:          82,111 (x 1,000)

List of Other Included Managers:                 None